6. Other Income and Expenses - Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses Net Details Narrative
Income from government grants	€ 10	€ 195	€ 171
Foreign exchange gains (losses)	€ 1,523	€ (7)	€ (29)